POST-EMPLOYMENT BENEFITS - Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 24	$ 50
Equity instruments	180	704
Debt instruments	120	872
Real estate	55	99
Investment funds	31	14
Fixed insurance contracts	28	25
Total plan assets	438	1,764
Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	3	46
Equity instruments	61	68
Debt instruments	0	179
Real estate	0	1
Investment funds	0	0
Fixed insurance contracts	15	14
Total plan assets	79	308
Level 2
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	21	4
Equity instruments	119	636
Debt instruments	120	673
Real estate	52	98
Investment funds	31	14
Fixed insurance contracts	13	11
Total plan assets	356	1,436
Level 3
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0
Equity instruments	0	0
Debt instruments	0	20
Real estate	3	0
Investment funds	0	0
Fixed insurance contracts	0	0
Total plan assets	$ 3	$ 20